ADVISORS DISCIPLINED TRUST 428, 461, 465, 466, 470, 474, 476, 477, 478, 480,
   483, 487, 500, 506, 507, 508, 511, 512, 513, 515, 521, 525, 526, 527, 528,
               529, 531, 535, 537, 538, 542, 544, 550, 572 AND 577


                          SUPPLEMENT TO THE PROSPECTUS

     Notwithstanding anything to the contrary in the prospectus, effective July 1, 2010, the table after the second paragraph under "Understanding Your Investment--How the Trust Works--How We Distribute Units" is replaced with the following table:

       INITIAL OFFERING PERIOD SALES                   VOLUME
          DURING CALENDAR QUARTER                    CONCESSION
     ----------------------------------------------------------

     Less than $5,000,000                              0.000%
     $5,000,000 but less than $10,000,000              0.050
     $10,000,000 but less than $25,000,000             0.075
     $25,000,000 but less than $50,000,000             0.100
     $50,000,000 but less than $75,000,000             0.110
     $75,000,000 but less than $100,000,000            0.120
     $100,000,000 but less than $250,000,000           0.130
     $250,000,000 but less than $500,000,000           0.140
     $500,000,000 but less than $750,000,000           0.150
     $750,000,000 but less than $1,000,000,000         0.160
     $1,000,000,000 but less than $1,250,000,000       0.170
     $1,250,000,000 or more                            0.175


Supplement Dated:  July 1, 2010